SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 2,498,214	$ 362,207	¥ 6,561,747	¥ 7,124,744
Learning Services
Disaggregation of Revenue [Line Items]
Revenues	2,436,110		6,560,835	7,123,455
Educational Content and Digitalized Learning Products
Disaggregation of Revenue [Line Items]
Revenues	26,791
Other Revenue
Disaggregation of Revenue [Line Items]
Revenues	¥ 35,313		¥ 912	¥ 1,289